T. ROWE PRICE Target 2035 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 35 .0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  50,968 18,668 12,161 12,258,777 57,616
New Income Fund  52,844 13,416 12,934 6,905,150 56,001
International Bond Fund (USD
Hedged)  20,972 4,083 4,809 2,402,191 20,731
U.S. Treasury Long-Term Index
Fund  14,135 1,250 3,700 1,795,850 13,307
Emerging Markets Bond Fund  11,330 2,559 2,612 1,250,846 12,496
Dynamic Global Bond Fund  12,160 2,954 3,020 1,595,907 11,953
High Yield Fund  9,738 1,686 2,138 1,580,508 9,436
Floating Rate Fund  3,345 390 725 326,866 2,958
Total Bond Funds (Cost $ 187,671 ) 184,498
EQUITY FUNDS 61 .9%
T. Rowe Price Funds:
Value Fund  53,645 6,810 10,472 1,049,658 55,432
Growth Stock Fund  50,672 11,945 8,619 474,294 49,113
International Value Equity Fund  30,610 2,776 7,552 1,134,507 30,201
U.S. Large-Cap Core Fund  36,058 4,533 11,427 653,397 29,089
Equity Index 500 Fund  27,090 10,910 9,941 158,853 28,406
Overseas Stock Fund  26,551 2,365 6,239 1,469,497 26,157
International Stock Fund  23,138 3,489 3,998 1,017,357 22,931
Real Assets Fund  22,520 2,127 8,299 1,068,483 22,428
Emerging Markets Discovery Stock
Fund  10,515 1,145 3,450 553,253 11,541
Mid-Cap Value Fund  11,256 1,263 2,985 306,920 10,939
Emerging Markets Stock Fund  8,626 779 2,002 207,662 10,495
Mid-Cap Growth Fund  12,275 1,340 3,778 100,079 10,131
New Horizons Fund (3) 5,154 1,710 1,082 108,810 6,216
Small-Cap Value Fund  6,915 1,018 2,323 110,385 6,149
Small-Cap Stock Fund  6,117 746 1,544 95,967 5,977
Hedged Equity Fund  — 1,548 127 107,456 1,430
Total Equity Funds (Cost $ 210,693 ) 326,635

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .1%
Money Market Funds  3.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 22,204 21,814 27,891 16,127,217 16,127
Total Short-Term Investments (Cost $ 16,127 ) 16,127
Total Investments in Securities 100.0%
(Cost $414,491) $ 527,260
Other Assets Less Liabilities (0.0)% (221)
Net Assets 100.0% $ 527,039
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$7,481 and $7,481, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (162) $ (141) $ 385
Emerging Markets Bond Fund  (201) 1,219 567
Emerging Markets Discovery Stock Fund  390 3,331 540
Emerging Markets Stock Fund  217 3,092 185
Equity Index 500 Fund  3,943 347 253
Floating Rate Fund  (8) (52) 178
Growth Stock Fund  9,784 (4,885) 56
Hedged Equity Fund  33 9 10
High Yield Fund  (63) 150 522
International Bond Fund (USD Hedged)  (298) 485 614
International Stock Fund  2,234 302 663
International Value Equity Fund  3,457 4,367 968
Limited Duration Inflation Focused Bond Fund  (491) 141 2,295
Mid-Cap Growth Fund  784 294 76
Mid-Cap Value Fund  659 1,405 219
New Horizons Fund  590 434 —
New Income Fund  (1,189) 2,675 1,939
Overseas Stock Fund  2,096 3,480 753
Real Assets Fund  1,480 6,080 822
Small-Cap Stock Fund  493 658 41
Small-Cap Value Fund  825 539 92
U.S. Large-Cap Core Fund  4,518 (75) 348
U.S. Treasury Long-Term Index Fund  (898) 1,622 418
Value Fund  3,236 5,449 802
U.S. Treasury Money Fund, 3.76% — — 552
Affiliates not held at period end (6) — 6
Totals $ 31,423 # $ 30,926 $ 13,304 +

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $14,341 of the net realized gain (loss).
+ Investment income comprised $13,304 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F195-054Q3 02/26